TRADE AND OTHER PAYABLE - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 8,545	$ 10,103
Taxes and social security	6,043	3,284
Accruals for employees	21,795	16,117
Accruals for rebates and discounts	19,342	14,631
Accrual for production	15,819	8,559
Other accruals	34,356	13,917
Balance of trade and other payables at end of period	$ 105,899	$ 66,611